Equity Incentive Plan - Stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Incentive Plan
Total stock-based compensation expense	$ 47,798	$ 11,004	$ 6,038
Cost of revenue - subscription
Equity Incentive Plan
Total stock-based compensation expense	21	15	15
Research and development
Equity Incentive Plan
Total stock-based compensation expense	9,060	4,551	3,693
Sales and marketing
Equity Incentive Plan
Total stock-based compensation expense	8,074	2,591	1,041
General and administrative
Equity Incentive Plan
Total stock-based compensation expense	$ 30,643	$ 3,847	$ 1,289